Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		87 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (92,525)	$ (1,675,189)	$ (6,733,529)
Adjustments to reconcile net earnings to net cash used in operating activities:
Amortization	27,931	116,137	161,882
Imputed Interest	3,884	27,261	97,869
Shares issued for services		1,500,000	6,000,000
Changes in assets and liabilities, net of effects from acquisitions
Accounts payable and Accrued Liabilities	(494)	6,097	8,595
Prepaid expenses		1,249
NET CASH USED IN OPERATING ACTIVITIES	(61,204)	(24,445)	(465,183)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from related parties			46,027
Repayments of note payable	(148,088)	(125,040)	(746,126)
Common stock issued for cash		504,000	1,107,955
Proceeds from loan payable			450,000
NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES	(148,088)	378,960	857,856
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of intangible assets
Acquisitions of assets			(296,364)
NET CASH USED IN INVESTING ACTIVITIES			(296,364)
NET CHANGE IN CASH	(209,292)	354,515	96,309
CASH BALANCES
Beginning of period	305,601	297,233
End of period	96,309	651,748	96,309
NON-CASH INVESTING AND FINANCING TRANSACTIONS :
Debt forgiveness from related party			29,606
Common stock issued for intangible assets			457,600
Note payable issued for intangible assets			1,218,238
Common stock issued for services			6,000,000
SUPPLEMENTAL DISCLOSURES
Interest paid	25,852	27,261	149,500.65
Income tax paid